Related Party Transactions - Amounts due from related parties - Additional Information (Details) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2019
Related Party Transactions [Abstract]
Loan to Related Parties			¥ 200,000,000
Amounts due from related parties, allowance for doubtful accounts	¥ 69,880,157	¥ 107,453,024
Allowance for credit losses	¥ 28,208,290	¥ 0